Financing Receivable, net	6 Months Ended
Jun. 30, 2024
Financing Receivable, net
Financing Receivable, Net

Note 7 - Financing Receivable, net

Starting from June 2022, the Group provided factoring financing service. The financing receivable is secured by pledged accounts receivable with stated-owned entities and reputable companies, which has carrying value of $43,805,011 and is in excess of the financing provided. The term of the financing receivables is generally within 12 months with annual interest of 6.5%, and extended more 12 months with annual interest of 4.8%. The interest and principal of financing are due upon maturity. The principal and interest receivable of the financing amounted to $40,249,339 and $4,356,682 as of June 30, 2024, respectively.  For the six months ended June 30, 2024 and 2023, the Group recognized net financing interest income of $860,149 and $1,206,998, respectively.

Financing receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Financing receivable	$44,606,021	$44,783,011
Allowance for credit losses	(2,230,301)	(2,239,151)
Financing s receivable, net	$42,375,720	$42,543,860

The movement of allowance for credit losses are as follows:

	June 30,	December 31,
	2024	2023
Balance at beginning of year	$2,239,151	$-
Change of allowance for credit losses	43,007	2,245,159
Translation adjustments	(51,857)	(6,008)
Balance at end of year	$2,230,301	$2,239,151